RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 11– RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances are considered temporary in nature and have not been formalized by a promissory note. During the nine months ended May 31, 2020 and 2019, there are no such related party transactions.

The Company has entered into a patent license agreement with a related party Guangzhou Shengshituhua Film and Television Company Limited (“Licensor”). The agreement is for a term of 5 years commencing on the effective date on June 1, 2017. The Company has already paid the licensor a non-refundable, up-from payment of $500,000 and shall pay a royalty of 20% of the gross revenue realized from the sale of licensed products and sub-licensing of this patent every year. The royalty expenses during the nine months ended May 31, 2020 and 2019 are $46,080 and $45,568, respectively.

Youall Perform Services Ltd, owned by the Company’s Board of Director Jianli Deng, has been collecting revenue on behalf of the Company from the performance matching platform “Ai Bian Quan Qiu”. As of May 31, 2020, the Company has $87,581 related party receivable from Youall Perform Services Ltd for the revenue collected from “Ai Bian Quan Qiu” on behalf of the Company.

In September 2019, the company entered into an agreement with Youall Perform Services Ltd for two transactions. 1) Youall Perform Services Ltd. will provide IT consulting service for “Ai Bian Quan Qiu” platform upgrade and maintenance at a total cost of $128,000, out of which $108,800 has been paid. Since there was no revenue from “Ai Bian Quan Qiu” due to COVID-19 in Q2 and Q3 of FY2020, $108,800 long-term prepayment is expensed as research and development expense in Q3, FY2020. 2) The Company pays Youall Perform Services Ltd. 10% of the revenue generated from the “Ai Bian Quan Qiu” platform every month to reimburse the valued-added tax, tax surcharges, and foreign transaction fee Youall Perform Services Ltd. has been paying on behalf of the Company.

The Company rented an office from Zestv Studios Ltd., owned by the Chief Executive Officer Chiyuan Deng, and incurred a total related party payable of $5,504 as there is a one-month lag in payment of the office rent.

During the nine months ended May 31, 2020, $127,435 was paid to five executives in the form of stock-based compensation and $11,250 cash salary was paid to the Chief Financial Officer.

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances are considered temporary in nature and have not been formalized by a promissory note. During the year ended August 31, 2018, a shareholder paid an invoice of $74 on behalf of the Company. During the year ended August 31, 2019, there are no such related party transactions.

The Company has entered into a patent license agreement with a related party Guangzhou Shengshituhua Film and Television Company Limited (“Licensor”). The agreement is for a term of 5 years commencing on the effective date on June 1, 2017. The Company has already paid the licensor a non-refundable, up-from payment of $500,000 and shall pay a royalty of 20% of the gross revenue realized from the sale of licensed products and sub-licensing of this patent every year. The royalty expenses during the year ended August 31, 2019 and 2018 are $60,928 and $50,022, respectively.

In December, 2018, the Company appointed Brandy Gao as Chief Financial Officer and issued 100,000 shares as compensation. In February 2019, the Company appointed Linqing Yeas Chief Operational Officer and Lijun Yu as Chief Marketing Officer, and issued 10,000,000 shares to each of them as compensation. During the year ended August 31, 2019, $162,003 was paid to six executives in the form of stock-based compensation and $14,976 cash salary was paid to the Chief Operational Officer.

As of August 31, 2019, the company has $35,348 related party receivable from Youall Perform Services Ltd, owned by the Company’s Board of Director Jianli Deng. Youall Perform Services Ltd collected revenue from the performance matching platform (Ai Bian Quan Qiu) on behalf of the Company.

The Company rented an office from Zestv Studios Ltd., owned by the Chief Executive Officer Chiyuan Deng, and incurred a total related party payable of $5,504 as there is a one-month lag in payment of the office rent.